Note 13 - Financial Instruments (Details Textual) - CAD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Total cash and cash equivalents	$ 191,290	$ 239,763	$ 64,533	$ 233,843	$ 79,097	$ 327,434
Current Trade and Grants Receivable	1,049,433			913,458
Current prepayments and other receivable	100,450			101,539
Current liabilities	692,828			$ 743,410
Currency risk [member]
Statement Line Items [Line Items]
Possible effect of 10% change in exchange rate regarding the USD to the net income (loss)	59,513	51,037
Liquidity risk [member]
Statement Line Items [Line Items]
Total cash and cash equivalents	191,290
Current Trade and Grants Receivable	1,049,433
Current prepayments and other receivable	100,450
Current liabilities	692,828
Credit risk [member]
Statement Line Items [Line Items]
Current Trade and Grants Receivable	$ 939,433	$ 941,287